Basic and Diluted Earnings Per Share Information (Details) - Schedule of basic and diluted earnings per share - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	R 597,153	R 449,953	R 318,183
Weighted average number of ordinary shares issued	30,951,106	29,528,020	20,332,894
Basic earnings per share (ZAR)	R 19.29	R 15.24	R 15.65